UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:  9/30/06
                                                       -------

Check  here  if  Amendment  [  ];  Amendment  Number:
  This  Amendment  (Check  only  one.):   [  ]  is  a  restatement.
                                          [  ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -----------------------------
Address:  355  Maple  Avenue
          -----------------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number:  28-  4718
                              ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        -----------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ------------

Signature,   Place,   and  Date  of  Signing:

  /s/  Mark  R.  Cummins     Harleysville,  PA     October 24, 2006
  ----------------------     -----------------     ---------------
       [Signature]            [City,  State]           [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number       Name

     28-
        ----------                 --------------------------
     [Repeat  as  necessary.]


                              Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:            0
                                              --------

Form  13F  Information  Table  Entry  Total:     42
                                              --------

Form  13F  Information  Table  Value  Total:  $363,473
                                              --------
                                           (in thousands)


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

    No.           Form  13F  File  Number    Name

       0          28-4718                         NONE  .
     ---             ----                      ----------
     [Repeat  as  necessary]



HARLEYSVILLE  GROUP  INC
September  30,  2006
FORM  13F  INFORMATION  TABLE
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




COLUMN 1                        COLUMN 2        COLUMN 3    COLUMN 4  COLUMN 5             COLUMN 6     COLUMN 7  COLUMN 8
------------------------------  --------------  ----------  --------  -------------------  ----------   --------  -----------------
                                                            VALUE     SHARES/   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                  TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT   PRN  CALL  DISCRETION   MANAGERS  SOLE  SHARED NONE
------------------------------  --------------  ----------  --------  -------   ---  ----  ----------   --------  ----  ------ ----

AIR PRODUCTS AND CHEMICALS INC  COM            009158-10-6    1,694     25,520   SH         SOLE        N/A       25,520
ALLSTATE CORP                   COM            020002-10-1    3,041     48,480   SH         SOLE        N/A       48,480
AMERICAN INTL GROUP INC.        COM            026874-10-7    3,147     47,500   SH         SOLE        N/A       47,500
AMGEN INC                       COM            031162-10-0    4,073     56,940   SH         SOLE        N/A       56,940
BANK NEW YORK INC               COM            064057-10-2    1,822     51,660   SH         SOLE        N/A       51,660
BARCLAYS GLOBAL INVESTORS       EQUITY MUT FD  BGIATILT6     70,098    472,389   SH         SOLE        N/A      472,389
CANADIAN NATL RY CO             COM            136375-10-2    1,943     46,320   SH         SOLE        N/A       46,320
CHEVRONTEXACO CORP              COM            166764-10-0    4,831     74,486   SH         SOLE        N/A       74,486
CINCINNATI FINL CORP            COM            172062-10-1    1,313     27,329   SH         SOLE        N/A       27,329
CISCO SYSTEMS INC               COM            17275R-10-2    4,236    184,180   SH         SOLE        N/A      184,180
CITIGROUP INC                   COM            172967-10-1    5,407    108,865   SH         SOLE        N/A      108,865
DELL INC                        COM            24702R101      1,821     79,740   SH         SOLE        N/A       79,740
DISNEY (WALT) COMPANY           COM            254687-10-6    4,834    156,400   SH         SOLE        N/A      156,400
EXXON MOBIL CORP                COM            30231G-10-2    5,197     77,445   SH         SOLE        N/A       77,445
GENERAL ELECTRIC COMPANY        COM            369604-10-3    4,713    133,520   SH         SOLE        N/A      133,520
HARBOR FUND                     EQUITY MUT FD  411511-30-6   14,512    252,427   SH         SOLE        N/A      252,427
HARLEYSVILLE NATIONAL CORP      COM            412850-10-9    5,983    297,679   SH         SOLE        N/A      297,679
HARLEYSVILLE SAVINGS ASSN       COM            412856-10-6    2,091    123,748   SH         SOLE        N/A      123,748
HARTFORD FINL SVCS GROUP        COM            416515-10-4    1,391     16,030   SH         SOLE        N/A       16,030
HOME DEPOT INC                  COM            437076-10-2    2,549     70,290   SH         SOLE        N/A       70,290
ILLINOIS TOOL WORKS INC         COM            452308-10-9      735     16,360   SH         SOLE        N/A       16,360
INTEL CORPORATION               COM            458140-10-0    2,602    126,470   SH         SOLE        N/A      126,470
IBM CORPORATION                 COM            459200-10-1    2,501     30,520   SH         SOLE        N/A       30,520
JP MORGAN CHASE & CO            COM            46625H-10-0    3,262     69,467   SH         SOLE        N/A       69,467
JOHNSON & JOHNSON               COM            478160-10-4    4,306     66,310   SH         SOLE        N/A       66,310
LOWES COS INC                   COM            548661-10-7    1,422     50,680   SH         SOLE        N/A       50,680
MEDTRONIC INC                   COM            585055-10-6    1,712     36,870   SH         SOLE        N/A       36,870
MICROSOFT CORPORATION           COM            594918-10-4    4,959    181,460   SH         SOLE        N/A      181,460
PEPSICO INC                     COM            713448-10-8    1,285     19,690   SH         SOLE        N/A       19,690
PFIZER INC                      COM            717081-10-3    1,418     49,995   SH         SOLE        N/A       49,995
PROCTER & GAMBLE CO             COM            742718-10-9    4,406     71,087   SH         SOLE        N/A       71,087
QUALCOMM INC                    COM            747525-10-3    2,322     63,880   SH         SOLE        N/A       63,880
SCHLUMBERGER LTD                COM            806857-10-8    3,826     61,685   SH         SOLE        N/A       61,685
UNITED TECHNOLOGIES CORP        COM            913017-10-9    2,378     37,540   SH         SOLE        N/A       37,540
VANGUARD INTL GROWTH           INTL GROWTH FD  921910-20-4   21,968    288,062   SH         SOLE        N/A      288,062
VANGUARD INSTL INDEX FD         EQUITY MUT FD  922040-10-0  126,800  1,038,579   SH         SOLE        N/A    1,038,579
VANGUARD MID CAP INDEX FUNDS    EQUITY MUT FD  922908-64-5    1,619     19,117   SH         SOLE        N/A       19,117
VANGUARD SMALL CAP INDEX FD     EQUITY MUT FD  922908-68-6    1,615     53,086   SH         SOLE        N/A       53,086
VANGUARD MID CAP INDEX FUNDS    EQUITY MUT FD  922908-83-5   10,663    569,583   SH         SOLE        N/A      569,583
VANGUARD SMALL CAP INDEX FD     EQUITY MUT FD  922908-87-6   10,349    339,867   SH         SOLE        N/A      339,867
WALGREEN COMPANY                COM            931422-10-9    4,043     91,070   SH         SOLE        N/A       91,070
WELLS FARGO & CO NEW            COM            949746-10-1    4,586    126,740   SH         SOLE        N/A      126,740

